RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 01, 2012	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Office Building Lease		$ 1,355	$ 2,059
Revenues		50,015	80,481	$ 158,333
Cash payments		56,428
Related Party
RELATED PARTY TRANSACTIONS
Office Building Lease	$ 0
Related Party | Vincent Tianquan Mo
RELATED PARTY TRANSACTIONS
Office Building Lease		152	159	166
Related Party | Beihai Silver Beach
RELATED PARTY TRANSACTIONS
Management Fee Expense		588	281	380
Related Party | CIH
RELATED PARTY TRANSACTIONS
Settlement of convertible senior note				84,313
Office building leased to		1,204	1,261	1,181
Related Party | Shanghai Yuyue
RELATED PARTY TRANSACTIONS
Cash payments			4,124
Related Party | IT service income | CIH
RELATED PARTY TRANSACTIONS
Revenues		5,887	1,116	1,162
Related Party | Software license income
RELATED PARTY TRANSACTIONS
Revenues		$ 0
Related Party | Software license income | CIH
RELATED PARTY TRANSACTIONS
Revenues			$ 70	$ 73